Quarterly Holdings Report
for
Fidelity® Small Cap Growth K6 Fund
April 30, 2023
SCPK6-NPRT3-0623
1.9884009.105
Common Stocks - 95.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B (a)	98,704	3,277,960
Interactive Media & Services - 0.5%
Cars.com, Inc. (a)	385,435	7,542,963
Media - 0.6%
Integral Ad Science Holding Corp. (a)	345,303	5,431,616
TechTarget, Inc. (a)	111,626	3,805,330
		9,236,946
Wireless Telecommunication Services - 0.4%
Gogo, Inc. (a)	516,606	6,927,686
TOTAL COMMUNICATION SERVICES		26,985,555
CONSUMER DISCRETIONARY - 14.6%
Automobile Components - 0.6%
Autoliv, Inc.	82,201	7,053,668
Gentherm, Inc. (a)	33,672	2,008,535
		9,062,203
Diversified Consumer Services - 1.9%
Duolingo, Inc. (a)	72,929	9,930,013
Grand Canyon Education, Inc. (a)	65,820	7,812,834
H&R Block, Inc.	208,339	7,064,775
Rover Group, Inc. Class A (a)	1,111,948	5,037,124
		29,844,746
Hotels, Restaurants & Leisure - 3.5%
Bowlero Corp. Class A (a)	157,035	2,297,422
Brinker International, Inc. (a)	259,126	10,344,310
Dutch Bros, Inc. (a)(b)	57,667	1,796,327
Everi Holdings, Inc. (a)	260,181	3,954,751
Kura Sushi U.S.A., Inc. Class A (a)(b)	128,911	8,884,546
Lindblad Expeditions Holdings (a)(b)	1,076,000	12,169,560
Planet Fitness, Inc. (a)	49,500	4,115,430
SeaWorld Entertainment, Inc. (a)	239,527	12,853,019
		56,415,365
Household Durables - 1.9%
Helen of Troy Ltd. (a)(b)	87,361	8,765,803
KB Home	126,200	5,530,084
LGI Homes, Inc. (a)	67,849	8,060,461
Lovesac (a)(b)	300,196	7,892,153
		30,248,501
Leisure Products - 0.6%
YETI Holdings, Inc. (a)	256,771	10,129,616
Specialty Retail - 4.1%
Aritzia, Inc. (a)	179,652	5,709,721
BARK, Inc. warrants 8/29/25 (a)	143,846	20,815
Boot Barn Holdings, Inc. (a)	114,504	8,298,105
Dick's Sporting Goods, Inc.	90,113	13,067,286
Fanatics, Inc. Class A (a)(c)(d)	163,048	12,010,116
Floor & Decor Holdings, Inc. Class A (a)(b)	80,730	8,019,718
Murphy U.S.A., Inc.	50,723	13,960,491
Musti Group OYJ	91,179	1,887,834
thredUP, Inc. (a)	665,984	1,758,198
		64,732,284
Textiles, Apparel & Luxury Goods - 2.0%
Crocs, Inc. (a)	186,279	23,037,126
Kontoor Brands, Inc.	189,832	8,574,711
		31,611,837
TOTAL CONSUMER DISCRETIONARY		232,044,552
CONSUMER STAPLES - 5.6%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)	24,299	7,715,175
Celsius Holdings, Inc. (a)	84,998	8,123,259
		15,838,434
Consumer Staples Distribution & Retail - 2.9%
Casey's General Stores, Inc.	26,998	6,177,682
Performance Food Group Co. (a)	246,937	15,480,481
Sprouts Farmers Market LLC (a)	319,606	11,077,544
U.S. Foods Holding Corp. (a)	355,804	13,662,874
		46,398,581
Food Products - 0.9%
Freshpet, Inc. (a)(b)	51,469	3,549,817
Nomad Foods Ltd. (a)	333,704	6,273,635
Sovos Brands, Inc. (a)	232,725	3,991,234
The Real Good Food Co. LLC:
Class B (d)	45,833	0
Class B unit (e)	45,833	180,124
		13,994,810
Personal Care Products - 0.8%
BellRing Brands, Inc. (a)	290,274	10,446,961
The Beauty Health Co. (a)(b)	215,561	2,470,329
		12,917,290
TOTAL CONSUMER STAPLES		89,149,115
ENERGY - 5.4%
Energy Equipment & Services - 1.8%
Championx Corp.	160,652	4,350,456
Liberty Oilfield Services, Inc. Class A	556,394	7,127,407
Nextier Oilfield Solutions, Inc. (a)	646,736	5,225,627
TechnipFMC PLC (a)	869,571	11,904,427
		28,607,917
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (a)	238,753	5,488,931
Civitas Resources, Inc.	67,051	4,629,872
Denbury, Inc. (a)	166,172	15,517,141
Genesis Energy LP	784,893	8,759,406
Northern Oil & Gas, Inc. (b)	371,988	12,338,842
PDC Energy, Inc.	75,462	4,908,803
Range Resources Corp.	164,865	4,360,679
Scorpio Tankers, Inc.	28,493	1,488,759
		57,492,433
TOTAL ENERGY		86,100,350
FINANCIALS - 3.5%
Banks - 0.6%
Cadence Bank	150,900	3,051,198
First Interstate Bancsystem, Inc.	82,353	2,107,413
Pinnacle Financial Partners, Inc.	61,256	3,321,913
Starling Bank Ltd. Series D (a)(c)(d)	431,700	1,638,468
		10,118,992
Capital Markets - 0.8%
Lazard Ltd. Class A	141,796	4,438,215
Perella Weinberg Partners (a)(c)	457,262	3,612,370
StepStone Group, Inc. Class A	228,956	5,043,901
		13,094,486
Consumer Finance - 0.6%
NerdWallet, Inc. (a)	170,820	2,318,027
OneMain Holdings, Inc.	93,498	3,587,518
PROG Holdings, Inc. (a)	104,600	3,162,058
		9,067,603
Financial Services - 0.9%
Flywire Corp. (a)	61,175	1,784,475
Remitly Global, Inc. (a)	539,171	9,058,073
Walker & Dunlop, Inc.	59,026	3,973,040
		14,815,588
Insurance - 0.6%
BRP Group, Inc. (a)	346,489	8,728,058
TOTAL FINANCIALS		55,824,727
HEALTH CARE - 24.1%
Biotechnology - 7.1%
Absci Corp. (a)	213,914	282,366
ALX Oncology Holdings, Inc. (a)	224,606	1,334,160
Arcellx, Inc. (a)	118,675	5,065,049
Argenx SE ADR (a)	16,131	6,256,892
Ascendis Pharma A/S sponsored ADR (a)	59,650	4,173,114
Blueprint Medicines Corp. (a)	145,337	7,419,454
Celldex Therapeutics, Inc. (a)	120,744	3,796,191
Cyteir Therapeutics, Inc. (a)	199,091	430,037
Cytokinetics, Inc. (a)	243,905	9,122,047
Day One Biopharmaceuticals, Inc. (a)	211,737	2,625,539
Halozyme Therapeutics, Inc. (a)	68,939	2,215,010
Immunocore Holdings PLC ADR (a)(b)	96,056	5,576,051
Janux Therapeutics, Inc. (a)	132,745	2,033,653
Karuna Therapeutics, Inc. (a)	7,200	1,428,768
Keros Therapeutics, Inc. (a)	80,283	3,560,952
Krystal Biotech, Inc. (a)	29,400	2,469,600
Monte Rosa Therapeutics, Inc. (a)	197,279	895,647
Morphic Holding, Inc. (a)	94,827	4,481,524
Nuvalent, Inc. Class A (a)	145,280	5,141,459
PepGen, Inc.	108,682	1,640,011
Prelude Therapeutics, Inc. (a)	216,119	1,396,129
PTC Therapeutics, Inc. (a)	175,475	9,675,692
Relay Therapeutics, Inc. (a)(b)	137,787	1,566,638
Tango Therapeutics, Inc. (a)	400,967	1,363,288
Tenaya Therapeutics, Inc. (a)	229,751	1,221,127
Tyra Biosciences, Inc. (a)	209,360	2,966,631
Vaxcyte, Inc. (a)	186,299	7,979,186
Vericel Corp. (a)	110,872	3,493,577
Verve Therapeutics, Inc. (a)(b)	169,539	2,700,756
Viking Therapeutics, Inc. (a)	212,243	4,522,898
Xenon Pharmaceuticals, Inc. (a)	87,162	3,510,885
Zentalis Pharmaceuticals, Inc. (a)	94,300	2,077,429
		112,421,760
Health Care Equipment & Supplies - 5.5%
Envista Holdings Corp. (a)	115,480	4,444,825
Haemonetics Corp. (a)	214,353	17,943,490
Inspire Medical Systems, Inc. (a)	24,721	6,616,081
Insulet Corp. (a)	58,428	18,582,441
Merit Medical Systems, Inc. (a)	41,400	3,365,406
Neogen Corp. (a)	165,833	2,855,644
NeuroPace, Inc. (a)(b)	311,501	1,557,505
Nevro Corp. (a)	79,442	2,325,267
Nyxoah SA (a)(b)	33,459	270,349
PROCEPT BioRobotics Corp. (a)	141,423	4,297,845
Pulmonx Corp. (a)	219,041	2,573,732
Shockwave Medical, Inc. (a)	37,600	10,910,016
TransMedics Group, Inc. (a)	148,053	11,710,992
		87,453,593
Health Care Providers & Services - 5.2%
Acadia Healthcare Co., Inc. (a)	177,083	12,801,330
agilon health, Inc. (a)	562,873	13,660,928
Chemed Corp.	8,800	4,851,000
Molina Healthcare, Inc. (a)	53,401	15,907,624
Option Care Health, Inc. (a)	343,566	11,045,647
R1 Rcm, Inc.	603,607	9,410,233
Surgery Partners, Inc. (a)	253,941	10,071,300
The Ensign Group, Inc.	49,200	4,776,828
		82,524,890
Health Care Technology - 1.6%
Evolent Health, Inc. (a)(b)	325,701	11,858,773
Phreesia, Inc. (a)	304,092	9,621,471
Schrodinger, Inc. (a)	106,415	3,141,371
		24,621,615
Life Sciences Tools & Services - 1.4%
Medpace Holdings, Inc. (a)	51,319	10,270,985
Olink Holding AB ADR (a)	185,181	3,994,354
Pacific Biosciences of California, Inc. (a)	95,500	1,012,300
Sotera Health Co. (a)	96,042	1,610,624
Syneos Health, Inc. (a)	81,300	3,191,838
Veterinary Emergency Group LLC Class A (a)(c)(d)(f)	38,574	2,138,157
		22,218,258
Pharmaceuticals - 3.3%
Arvinas Holding Co. LLC (a)	124,096	3,252,556
Axsome Therapeutics, Inc. (a)(b)	74,686	5,342,290
DICE Therapeutics, Inc. (a)(b)	120,277	3,909,003
Edgewise Therapeutics, Inc. (a)	423,074	3,710,359
Enliven Therapeutics, Inc. (a)(b)	186,546	3,551,836
Ikena Oncology, Inc. (a)	226,514	1,241,297
Intra-Cellular Therapies, Inc. (a)	185,276	11,514,903
Pharvaris BV (a)	182,762	1,708,825
Terns Pharmaceuticals, Inc. (a)	738,909	9,642,762
Ventyx Biosciences, Inc. (a)	113,108	4,252,861
Verona Pharma PLC ADR (a)	208,213	4,362,062
		52,488,754
TOTAL HEALTH CARE		381,728,870
INDUSTRIALS - 21.2%
Aerospace & Defense - 1.5%
BWX Technologies, Inc.	122,017	7,879,858
Curtiss-Wright Corp.	58,105	9,867,972
V2X, Inc. (a)	148,114	6,398,525
		24,146,355
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	198,175	4,024,934
Hub Group, Inc. Class A (a)	29,343	2,212,462
		6,237,396
Building Products - 1.4%
Tecnoglass, Inc.	93,300	4,091,205
The AZEK Co., Inc. (a)	257,778	6,996,095
UFP Industries, Inc.	134,711	10,577,508
		21,664,808
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (a)	241,376	3,145,129
Driven Brands Holdings, Inc. (a)	180,335	5,536,285
		8,681,414
Construction & Engineering - 2.0%
Bowman Consulting Group Ltd. (a)	110,738	3,299,992
EMCOR Group, Inc.	83,447	14,269,437
Valmont Industries, Inc.	14,687	4,267,455
Willscot Mobile Mini Holdings (a)	207,542	9,422,407
		31,259,291
Electrical Equipment - 2.9%
Acuity Brands, Inc.	29,573	4,654,199
Array Technologies, Inc. (a)(b)	377,520	7,720,284
Atkore, Inc. (a)	75,998	9,600,827
Generac Holdings, Inc. (a)	26,192	2,677,346
nVent Electric PLC	229,868	9,638,365
Regal Rexnord Corp.	79,757	10,381,171
Thermon Group Holdings, Inc. (a)	94,719	1,968,261
		46,640,453
Ground Transportation - 0.4%
U-Haul Holding Co. (b)	47,506	2,900,716
U-Haul Holding Co. (non-vtg.)	63,548	3,437,947
		6,338,663
Machinery - 3.5%
Chart Industries, Inc. (a)(b)	29,795	3,965,715
Crane Co.	71,979	5,187,527
Crane Nxt Co.	71,979	3,408,925
ESAB Corp.	65,581	3,827,307
Federal Signal Corp.	235,110	12,079,952
ITT, Inc.	70,220	5,929,377
Mueller Industries, Inc.	134,943	9,695,655
Terex Corp.	103,922	4,633,882
Timken Co.	79,204	6,086,827
		54,815,167
Marine Transportation - 0.3%
Kirby Corp. (a)	67,383	4,840,795
Professional Services - 6.5%
ASGN, Inc. (a)	78,231	5,600,557
CACI International, Inc. Class A (a)	58,914	18,458,934
CBIZ, Inc. (a)	67,837	3,574,332
Concentrix Corp.	44,352	4,280,412
ExlService Holdings, Inc. (a)	90,272	16,102,719
FTI Consulting, Inc. (a)	42,286	7,632,623
ICF International, Inc.	46,076	5,252,664
Insperity, Inc.	68,179	8,349,200
KBR, Inc.	286,281	16,240,721
Maximus, Inc.	206,227	17,250,889
		102,743,051
Trading Companies & Distributors - 1.8%
Alligo AB (B Shares)	280,300	3,126,881
Applied Industrial Technologies, Inc.	132,643	17,994,349
Custom Truck One Source, Inc. Class A (a)(b)	502,521	3,155,832
WESCO International, Inc.	35,023	5,043,312
		29,320,374
TOTAL INDUSTRIALS		336,687,767
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.6%
Harmonic, Inc. (a)(b)	372,787	5,252,569
Lumentum Holdings, Inc. (a)	75,375	3,636,844
NetScout Systems, Inc. (a)	18,882	513,779
		9,403,192
Electronic Equipment, Instruments & Components - 2.0%
Fabrinet (a)	69,697	6,617,730
Insight Enterprises, Inc. (a)	84,595	10,231,765
Napco Security Technologies, Inc. (a)	127,674	3,957,894
Richardson Electronics Ltd. (b)	133,951	2,066,864
TD SYNNEX Corp.	43,869	3,906,096
Vontier Corp.	197,118	5,347,811
		32,128,160
IT Services - 0.4%
Wix.com Ltd. (a)	73,421	6,404,514
Semiconductors & Semiconductor Equipment - 3.6%
AEHR Test Systems (a)(b)	101,280	2,506,680
Allegro MicroSystems LLC (a)	208,863	7,471,030
Axcelis Technologies, Inc. (a)	64,883	7,675,659
Cirrus Logic, Inc. (a)	74,159	6,362,101
eMemory Technology, Inc.	85,000	5,078,750
Impinj, Inc. (a)	56,223	4,970,675
Lattice Semiconductor Corp. (a)	124,889	9,953,653
MACOM Technology Solutions Holdings, Inc. (a)	155,283	9,059,210
Nova Ltd. (a)	42,408	3,878,212
		56,955,970
Software - 6.2%
Agilysys, Inc. (a)	38,538	3,007,506
Algolia, Inc. (a)(c)(d)	43,269	702,256
Alkami Technology, Inc. (a)	266,402	3,194,160
Braze, Inc. (a)(b)	58,330	1,714,902
CCC Intelligent Solutions Holdings, Inc. (a)(c)	10,832	94,022
Confluent, Inc. (a)(b)	132,986	2,925,692
Convoy, Inc. warrants (a)(c)(d)	12,642	38,179
Cvent Holding Corp. (a)(b)	1,015,274	8,538,454
DoubleVerify Holdings, Inc. (a)	315,496	9,281,892
Dynatrace, Inc. (a)	235,829	9,970,850
Elastic NV (a)	106,703	6,108,747
Intapp, Inc. (a)	103,099	4,156,952
Lightspeed Commerce, Inc. (a)(b)	151,917	1,994,670
Pagerduty, Inc. (a)	169,500	5,095,170
Sprout Social, Inc. (a)	228,755	11,268,471
TECSYS, Inc.	211,121	3,986,032
Tenable Holdings, Inc. (a)	307,814	11,386,040
WalkMe Ltd. (a)(b)	259,539	2,709,587
Workiva, Inc. (a)	121,676	11,366,972
		97,540,554
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	482,804	14,247,546
TOTAL INFORMATION TECHNOLOGY		216,679,936
MATERIALS - 5.6%
Chemicals - 3.8%
Avient Corp.	128,474	4,947,534
Axalta Coating Systems Ltd. (a)	205,842	6,498,432
Cabot Corp.	241,283	17,314,468
Element Solutions, Inc.	277,264	5,032,342
Olin Corp.	86,078	4,768,721
Orion Engineered Carbons SA	361,120	8,742,715
The Chemours Co. LLC	287,935	8,370,270
Valvoline, Inc.	122,666	4,238,110
		59,912,592
Construction Materials - 0.3%
Eagle Materials, Inc.	33,557	4,973,483
Containers & Packaging - 1.2%
Ardagh Metal Packaging SA (a)(c)	364,084	1,485,463
O-I Glass, Inc. (a)	546,208	12,273,294
Silgan Holdings, Inc.	103,200	5,083,632
		18,842,389
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	73,700	4,402,838
TOTAL MATERIALS		88,131,302
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy International, Inc. (a)(b)	139,783	2,510,503
TOTAL COMMON STOCKS (Cost $1,381,307,947)		1,515,842,677

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(d)	46,800	1,703,052
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Bright Peak Therapeutics AG Series B (a)(c)(d)	199,331	556,133
Caris Life Sciences, Inc. Series D (a)(c)(d)	144,435	808,836
LifeMine Therapeutics, Inc. Series C (a)(c)(d)	402,743	704,800
Sonoma Biotherapeutics, Inc.:
Series B (a)(c)(d)	438,013	1,138,834
Series B1 (a)(c)(d)	233,603	691,465
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	201,583	741,825
Treeline Biosciences Series A (a)(c)(d)	21,246	165,931
		4,807,824
Health Care Providers & Services - 0.1%
Boundless Bio, Inc.:
Series B (a)(c)(d)	682,407	586,870
Series C (c)(d)	604,103	422,872
		1,009,742
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(c)(d)	59,982	279,516
TOTAL HEALTH CARE		6,097,082
INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Beta Technologies, Inc.:
Series A (a)(c)(d)	62,752	4,356,244
Series B, 6.00% (a)(c)(d)	11,821	870,380
		5,226,624
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
Astranis Space Technologies Corp.:
Series C (c)(d)	26,805	587,566
Series C (a)(c)(d)	125,912	2,759,991
		3,347,557
IT Services - 0.2%
Yanka Industries, Inc.:
Series E (a)(c)(d)	191,029	1,581,720
Series F (a)(c)(d)	28,989	240,029
		1,821,749
Software - 0.2%
Algolia, Inc. Series D (a)(c)(d)	9,900	160,677
Convoy, Inc. Series D (a)(c)(d)	192,936	1,234,790
Mountain Digital, Inc. Series D (a)(c)(d)	140,383	1,739,345
Skyryse, Inc. Series B (a)(c)(d)	12,000	252,960
		3,387,772
TOTAL INFORMATION TECHNOLOGY		8,557,078
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $29,175,985)		21,583,836

Investment Companies - 1.1%
	Shares	Value ($)
iShares Russell 2000 Growth Index ETF (b) (Cost $16,433,633)	76,500	17,151,300

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (c)(d) (Cost $84,195)	84,195	86,552

Money Market Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	42,971,373	42,979,968
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	77,668,272	77,676,038
TOTAL MONEY MARKET FUNDS (Cost $120,656,006)		120,656,006

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $1,547,657,766)	1,675,320,371
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(89,769,480)
NET ASSETS - 100.0%	1,585,550,891

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,389,419 or 2.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,124 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia, Inc.	10/27/21	1,265,404

Algolia, Inc. Series D	7/23/21	289,526

Ardagh Metal Packaging SA	2/22/21	3,640,840

Astranis Space Technologies Corp. Series C	3/19/21 - 4/05/23	3,347,699

Beta Technologies, Inc. Series A	4/09/21	4,597,839

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,219,573

Boundless Bio, Inc. Series B	4/23/21	921,249

Boundless Bio, Inc. Series C	4/05/23	422,872

Bright Peak Therapeutics AG Series B	5/14/21	778,587

Caris Life Sciences, Inc. Series D	5/11/21	1,169,924

CCC Intelligent Solutions Holdings, Inc.	2/02/21	108,320

Convoy, Inc. Series D	10/30/19	2,612,353

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	84,195

Fanatics, Inc. Class A	8/13/20 - 3/22/21	2,891,600

LifeMine Therapeutics, Inc. Series C	2/15/22	820,222

Mountain Digital, Inc. Series D	11/05/21	3,223,938

Perella Weinberg Partners	12/29/20	4,572,620

Reddit, Inc. Series F	8/11/21	2,891,978

Skyryse, Inc. Series B	10/21/21	296,160

Sonoma Biotherapeutics, Inc. Series B	7/26/21	865,645

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	692,516

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	824,189

T-Knife Therapeutics, Inc. Series B	6/30/21	1,162,892

Treeline Biosciences Series A	7/30/21	166,303

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	1,907,421

Wugen, Inc. Series B	7/09/21	465,154

Yanka Industries, Inc. Series E	5/15/20	2,307,478

Yanka Industries, Inc. Series F	4/08/21	924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	71,258,038	463,430,043	491,708,113	770,581	-	-	42,979,968	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	67,966,169	347,863,363	338,153,494	461,655	-	-	77,676,038	0.2%
Total	139,224,207	811,293,406	829,861,607	1,232,236	-	-	120,656,006

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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